PRINCIPAL ACCOUNTING POLICIES - Performance obligation (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Transaction price allocated to remaining performance obligations	¥ 4.0	¥ 5.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-04-01
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation expected to recognize (as a percent)	100.00%	100.00%
Period of remaining performance obligation expected to recognize (in months)	12 months	12 months